Schedule of Prepaid Expenses (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Operating lease prepaid	$ 2,104	$ 6,050	$ 546
Other	263	137	3
Total prepaid expenses		6,187	549
Software and apps	1,061
Total prepaid expenses, current	3,428	6,187	$ 549
Software and apps	1,040
Other	75
Total prepaid expenses, non-current	$ 1,115